Goodwill - Impairment (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
MAT NV SAM BE
Disclosure of information for cash-generating units [line items]
Discount rate	12.82%
Perpetual growth rate	1.71%
Carrying value	€ 36,700
e-Prototypy
Disclosure of information for cash-generating units [line items]
Discount rate	12.47%
Perpetual growth rate	5.00%
Carrying value	€ 3,870
Discount rate increase	1.00%
Perpetual growth rate decrease	2.00%
Orthoview
Disclosure of information for cash-generating units [line items]
Discount rate	13.27%
Perpetual growth rate	2.00%
Carrying value	€ 9,703
Discount rate increase	1.00%
Perpetual growth rate decrease	2.00%
ACTech
Disclosure of information for cash-generating units [line items]
Discount rate	13.95%
Perpetual growth rate	1.57%
Carrying value	€ 26,738
Discount rate increase	1.00%